Commitments, Guarantees, Charges and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands								6 Months Ended			12 Months Ended
	Nov. 06, 2023 USD ($)	Jan. 30, 2023 ILS (₪)	Oct. 20, 2022 USD ($)	Oct. 20, 2022 ILS (₪)	Mar. 29, 2022 USD ($)	Mar. 29, 2022 ILS (₪)	Mar. 27, 2022	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 ILS (₪)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 13, 2023 USD ($)	Jun. 12, 2023 USD ($)
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Revenue								$ 15,708		$ 25,008
Percentage of ordinary price							35.00%
Total damages								70,000	₪ 229,000
Reduced claimed amount			$ 1,480
Legal counsel								300
Principal amount													$ 12,000
Failed to repay amount											$ 2,500
Debt paid	$ 72
Unpaid debt												$ 505
Aggregate amount								39
Cumulative amount								350,000
Amount claim against alleged unlawful termination (in New Shekels) | ₪									846,716
Provision								112
Damage claim amount (in New Shekels) | ₪									₪ 271,593
Settlement amount								$ 34
Top of range [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Reduced claimed amount | ₪				₪ 229,440
Bottom of range [member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Reduced claimed amount | ₪				₪ 5,440
RSU [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Social benefits (in Shares) | shares								20,000
HUB [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Revenue					$ 250	₪ 800
Non Adjusting Events After Reporting Period [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Loss Contingency damages value increased amount (in New Shekels) | ₪		₪ 64,000